Revenue - Schedule of Utility Infrastructure Services Contracts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	$ 296,262	$ 280,470
Allowance for doubtful accounts	(257)	(2,154)
Contracts receivable, net	296,005	278,316
Billed on completed contracts and contracts in progress
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	292,770	273,778
Other receivables
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	$ 3,492	$ 6,692